Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of Preferred Stock Discount	$ 491	$ 0	$ 730	$ 0	$ 0
Cash Flows from Operating Activities
Net income (loss)	568	(5,835)	7,820	(20,194)	(12,403)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	5,563	1,671	13,308	2,938	1,174
Change in fair value of deferred compensation plan	740	561	(8,444)	10,410	(2,127)
Realized and unrealized (gain) loss on investment in unconsolidated entity, net			0	0	1,460
Equity-based compensation	2,158	3,797	10,019	8,469	11,573
Excess tax (benefit) deficiency on equity-based compensation			0	0	284
Deferred tax expense (benefit)	300	0	(12,240)	6,002	(2,075)
Change in fair value of contingent consideration	18	213	338	1,066	0
Impairment	0	1,919	1,919	1,072	0
(Gain) loss on sale of furniture, fixtures and equipment			220	279	0
Amortization of loan costs	69	23	241	39	0
Realized and unrealized (gain) loss on investments, net			0	91	7,787
Purchases of investments in securities			0	0	(153,259)
Sales of investments in securities			0	0	225,470
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Prepaid expenses and other	338	45	(907)	(128)	604
Accounts receivable	(6,851)	(1,908)	225	(725)	234
Due from affiliates	(30)	0	(45)	0	0
Inventories	(335)	(54)	(132)	(205)	0
Other assets	0	(587)	(84)	190	0
Accounts payable and accrued expenses	(4,448)	(2,752)	2,145	1,575	4,791
Due to affiliates	(734)	(420)	(954)	689	(290)
Other liabilities	4,512	4,903	(658)	(676)	4,068
Deferred income	(373)	(759)	(373)	7,746	3,886
Net cash provided by (used in) operating activities	2,269	4,429	21,519	19,415	84,858
Cash Flows from Investing Activities
Purchases of furniture, fixtures and equipment under the Ashford Trust ERFP Agreement	(5,000)	0	(16,100)	0	0
Additions to furniture, fixtures and equipment	(1,736)	(2,663)	(8,942)	(3,580)	(6,240)
Proceeds from disposal of furniture, fixtures and equipment, net			140	15	0
Acquisition of J&S, net of cash acquired			0	(18,972)	0
Acquisition of assets related to RED Hospitality and Leisure LLC	(499)	(1,220)	(5,474)	(750)	0
Redemption of investment in unconsolidated entity			0	0	1,375
Net cash provided by (used in) investing activities	(13,743)	(3,883)	(28,099)	(23,158)	(4,865)
Cash Flows from Financing Activities
Proceeds from issuance of common stock			18,930	0	0
Payments for dividends on preferred stock	(2,791)	0	(4,466)	0	0
Payments on revolving credit facilities	(6,890)	(4,815)	(20,881)	(924)	0
Borrowings on revolving credit facilities	7,617	5,259	21,878	1,507	0
Proceeds from note payable	6,577	1,350	6,593	10,000	0
Payments on notes payable and capital leases	(581)	(494)	(1,976)	(305)	0
Payments of loan costs	(41)	(15)	(638)	(28)	0
Excess tax benefit (deficiency) on equity-based compensation			0	0	(284)
Purchases of common stock			0	(24)	(20)
Employee advances			(82)	(433)	(41)
Redemption of units			0	0	(18)
Payment of contingent consideration			(1,196)	0	0
Contributions from noncontrolling interest	455	2,666	2,666	983	2,373
Distributions to noncontrolling interests in consolidated entities	(4)	0	(314)	(55,310)	(44,116)
Net cash provided by (used in) financing activities	4,591	4,056	20,514	(44,534)	(42,106)
Effect of foreign exchange rate changes on cash and cash equivalents	(3)	(203)	(47)	(10)	0
Net change in cash, cash equivalents and restricted cash	(6,886)	4,399	13,887	(48,287)	37,887
Cash, cash equivalents and restricted cash at beginning of period	59,443	45,556	45,556	93,843	55,956
Cash, cash equivalents and restricted cash at end of period	52,557	49,955	59,443	45,556	93,843
Supplemental Cash Flow Information
Interest paid	211	113	870	53	134
Income taxes paid	91	143	1,358	4,948	2,333
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Acquisition of Premier through issuance of convertible preferred stock, less cash acquired			200,723	0	0
Distribution from deferred compensation plan	46	80	241	229	0
Capital expenditures accrued but not paid	852	1,953	618	1,397	620
Accrued but unpaid redemption of AQUA U.S. Fund			0	0	2,311
Issuance of OpenKey warrant			26	28	0
Capital lease additions	137	0	220	0	0
J&S loan costs paid from revolving credit facility			0	231	0
Acquisition of noncontrolling interest in consolidated entities			327	1,196	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	51,529	36,480	36,480	84,091	50,272
Restricted cash at beginning of period	7,914	9,076	9,076	9,752	5,684
Cash, cash equivalents and restricted cash at beginning of period	59,443	45,556	45,556	93,843	55,956
Cash and cash equivalents at end of period	39,953	34,910	51,529	36,480	84,091
Restricted cash at end of period	12,604	15,045	7,914	9,076	9,752
Cash, cash equivalents and restricted cash	59,443	45,556	59,443	45,556	93,843
Premier
Cash Flows from Investing Activities
Cash acquired in acquisition of Pure Wellness			2,277	0	0
Pure Wellness
Cash Flows from Investing Activities
Cash acquired in acquisition of Pure Wellness			0	129	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions			0	425	0
Assumption of debt associated with acquisitions			0	475	0
J&S
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Assumption of debt associated with acquisitions			0	978	0
Ashford Trust OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	522	1,970	8,916	(1,302)	(6,323)
Braemar OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from related parties	(35)	1,642	205	2,079	4
Ashford Inc. [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions					$ 0
Ashford Inc. [Member] | OpenKey
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subsidiary equity consideration for acquisitions	$ 0	$ 838	$ 838	$ 5,063